FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
Schedule of estimated fair value of Company's financial instruments

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In millions)
Financial assets
Credit card and loan receivables, net	$16,816.7	$17,472.7	$17,494.5	$18,427.8
Credit card and loan receivables held for sale	1,951.6	1,995.5	1,026.3	1,067.6
Redemption settlement assets, restricted	558.6	558.6	589.5	589.5
Other investments	291.3	291.3	254.9	254.9
Derivative instruments	3.8	3.8	16.0	16.0
Financial liabilities
Derivative instruments	0.3	0.3	3.8	3.8
Deposits	11,793.7	11,768.7	10,930.9	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,651.7	7,626.9	8,807.3	8,805.3
Long-term and other debt	5,725.4	5,755.3	6,070.9	6,177.6

Schedule of assets and liabilities carried at fair value measured on recurring basis
		Fair Value Measurements at
		December 31, 2018 Using
	Balance at
	December 31,
	2018	Level 1	Level 2	Level 3
	(In millions)
Mutual funds (1)	$23.2	$23.2	$—	$—
Corporate bonds (1)	491.5	—	491.5	—
Marketable securities (2)	266.4	25.0	241.4	—
U.S. Treasury bonds (2)	24.9	24.9	—	—
Derivative instruments (3)	3.8	—	3.8	—
Total assets measured at fair value	$809.8	$73.1	$736.7	$—

Derivative instruments (3)	$0.3	$—	$0.3	$—
Total liabilities measured at fair value	$0.3	$—	$0.3	$—

		Fair Value Measurements at
		December 31, 2017 Using
	Balance at
	December 31,
	2017	Level 1	Level 2	Level 3
	(In millions)
Mutual funds (1)	$26.0	$26.0	$—	$—
Corporate bonds (1)	489.2	—	489.2	—
Marketable securities (2)	205.0	10.1	194.9	—
U.S. Treasury bonds (2)	49.9	49.9	—	—
Derivative instruments (3)	16.0	—	16.0	—
Total assets measured at fair value	$786.1	$86.0	$700.1	$—

Derivative instruments (3)	$3.8	$—	$3.8	$—
Total liabilities measured at fair value	$3.8	$—	$3.8	$—
(1)	Amounts are included in redemption settlement assets in the consolidated balance sheets.
(2)	Amounts are included in other current assets and other non-current assets in the consolidated balance sheets.
(3)	Amounts are included in other current assets and other current liabilities in the consolidated balance sheets.

Schedule of assets and liabilities disclosed but not carried at fair value

	Fair Value Measurements at
	December 31, 2018
	Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Credit card and loan receivables, net	$17,472.7	$—	$—	$17,472.7
Credit card and loan receivables held for sale	1,995.5	—	—	1,995.5
Total	$19,468.2	$—	$—	$19,468.2

Financial liabilities:
Deposits	$11,768.7	$—	$11,768.7	$—
Non-recourse borrowings of consolidated securitization entities	7,626.9	—	7,626.9	—
Long-term and other debt	5,755.3	—	5,755.3	—
Total	$25,150.9	$—	$25,150.9	$—

	Fair Value Measurements at
	December 31, 2017
	Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Credit card and loan receivables, net	$18,427.8	$—	$—	$18,427.8
Credit card and loan receivables held for sale	1,067.6	—	—	1,067.6
Total	$19,495.4	$—	$—	$19,495.4

Financial liabilities:
Deposits	$10,937.1	$—	$10,937.1	$—
Non-recourse borrowings of consolidated securitization entities	8,805.3	—	8,805.3	—
Long-term and other debt	6,177.6	—	6,177.6	—
Total	$25,920.0	$—	$25,920.0	$—